24. Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

24.	Income Taxes

Loss before provision for income taxes from continuing operations is attributable to the following geographic locations for the years ended December 31:

	2018	2017	2016
United States	$(6,946)	$(24,757)	$(102,483)
Foreign Countries	1,141	(1,620)	1,060
	$(5,805)	$(26,377)	$(101,423)

The provision for income taxes from continuing operations consists of the following for the years ended December 31:

	2018	2017	2016
Current tax:
Federal tax	$–	$–	$–
State tax	7	7	7
Foreign countries	408	226	676
Total current tax	415	233	683
Deferred tax:
Federal tax	$15	(16)	–
State tax	–	–	–
Foreign countries	(98)	(80)	(77)
Total deferred tax	(83)	(96)	(77)
Total provision for income taxes	$332	$137	$606

The reconciliation between the actual income tax expense and income tax computed by applying the statutory U.S. Federal income tax rate to pre-tax (loss) income before provision for income taxes for the years ended December 31 is as follows:

	2018	2017	2016
Provision for income taxes at U.S. Federal statutory rate	$(1,219)	$(9,232)	$(35,499)
State taxes, net of federal benefit	(168)	(610)	(3,472)
Foreign taxes at different rate	902	1,059	22,536
Non-deductible expenses	(231)	345	(72)
Tax law changes	188	22,813	–
Valuation allowance	45,870	(17,752)	(5,584)
Other	–	5,086	(793)
Disposition of subsidiaries	(45,193)	–	–
Impairments and intangible amortization	–	(3,761)	22,826
Share Based Compensation	579	279	664
Gain on debt modification	(396)	(1,475)	–
Tax penalty	–	3,385	–
	$332	$137	$606

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (“TCJA” or the “Act”) (which is commonly referred to as “U.S. tax reform”). Among other provisions, the Act reduces the top U.S. federal corporate tax rate from 35% to 21%, requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred, changes the rules related to uses and limitations of net operating loss carry forwards created in tax years beginning after December 31, 2017, and creates new taxes on certain foreign sourced earnings. The Company has reflected the changes resulting from the Act in the financial statements for the period of enactment, the year ended December 31, 2017. The change in corporate rate resulted in a $22,813 decrease in the Company's gross deferred tax assets, with an offsetting decrease in valuation allowance of the same amount. The Company is not subject to a one-time repatriation tax as no aggregate foreign accumulated earnings and profits existed in the foreign subsidiaries as of December 31, 2018 and 2017. The Company has accounted for additional tax liability in 2018 arising from Global Intangible Low-Taxed Income of $892 which accounted for as a period cost. In accordance with Staff Accounting Bulletin No. 118, the Company determined that the measurement of deferred tax assets and liabilities, as noted above, was accurate and no other adjustments relating to the Act were necessary.

Deferred income taxes reflect the net tax effects of loss carry forwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities for federal, state and foreign income taxes are as follows at December 31 are presented below:

	2018	2017
Deferred tax assets:
Net operating loss carry forwards	$66,775	$29,574
Temporary differences due to accrued warranty costs	459	508
Investment in subsidiaries	4,134	4,796
Credits	16	16
Allowance for bad debts	21	23
Fair value adjustment arising from subsidiaries acquisition	4,949	159
Stock compensation	661	712
Unrealized loss on derivatives	5,006	5,389
Unrealized investment loss	4,314	4,644
CFC trade payable	–	2,098
Other temporary differences	7,318	13
Valuation allowance	(93,513)	(47,642)
Total deferred tax assets	140	290
Deferred tax liabilities:
Fair value adjustment arising from subsidiaries acquisition	(515)	(632)
Other	–	(116)
Total deferred tax liabilities	(515)	(748)
Net deferred tax liabilities	$(375)	$(458)

As of December 31, 2018, the Group had a net operating loss carry forward for federal income tax purposes of approximately $289,515, which will start to expire in the year 2028. The Group had a total state net operating loss carry forward of approximately $124,076, which will start to expire in the year 2018. The Group has foreign net operating loss carry forward of $2,212, some of which begin to expire in 2018. The Group had a federal AMT credit of $16, which does not expire.

Utilization of the federal and state net operating losses is subject to certain annual limitations due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. However, the annual limitation may be anticipated to result in the expiration of net operating losses and credits before utilization.

The Group recognizes deferred tax assets if it is more likely than not that those deferred tax assets will be realized. Management reviews deferred tax assets periodically for recoverability and makes estimates and judgments regarding the expected geographic sources of taxable income in assessing the need for a valuation allowance to reduce deferred tax assets to their estimated realizable value. Realization of the Group’s deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain. Because of the Group’s lack of earnings history, the net deferred tax assets have been fully offset by a valuation allowance in the U.S.. The valuation allowance increased by $45,870 during the years ended December 31, 2018, decreased by $17,752 and decreased by $5,584 during the years ended December 31, 2017 and 2016, respectively.

The Group has not provided for deferred taxes on the excess of the financial reporting over the tax basis in our investments in foreign subsidiaries that are essentially permanent in duration. The determination of the additional deferred taxes that have not been provided is not practicable. As a result of tax reform, the Group determined that a portion of its current undistributed foreign earnings is no longer deemed reinvested indefinitely by its non-U.S. subsidiaries.

The Group had no unrecognized tax benefits as of December 31, 2018 and 2017, respectively. The Group currently files income tax returns in the U.S., as well as California, Hawaii, New Jersey, and certain other foreign jurisdictions. The Group is currently not the subject of any income tax examinations. The Group’s tax returns generally remain open for tax years after 2011.

The Group has analyzed the impact of adopting ASC 606 on the Group's financial statements and disclosures. There is no material impact on the financial statements of adopting ASC 606 (see Note 3(s)). Therefore, there is no material tax impact either.